Cash flow information - Gross debt reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net debt reconciliation
Net debt at the beginning of the year	¥ 3,561,300	¥ 4,406,038	¥ 2,800,876
Cash flows	(1,147,187)	(675,111)	1,991,903
Acquisition of right-of-use assets	(76,534)	(118,030)	(38,646)
Other Changes	223,993	(51,597)	(348,095)
Net debt at the end of the year	2,561,572	3,561,300	4,406,038
Acquisition of subsidiaries (Note 35)			(38,646)
Lease liabilities
Net debt reconciliation
Net debt at the beginning of the year	(154,890)	(134,219)	(189,689)
Cash flows	76,734	96,139	100,997
Acquisition of right-of-use assets	(76,534)	(118,030)
Other Changes	63,107	1,220	(6,881)
Net debt at the end of the year	(91,583)	(154,890)	(134,219)
Acquisition of subsidiaries (Note 35)			(38,646)
Borrowings
Net debt reconciliation
Net debt at the beginning of the year	(815,260)	(2,283,307)	(3,218,566)
Cash flows	543,501	1,524,899	1,062,844
Other Changes	(17,303)	(56,852)	(127,585)
Net debt at the end of the year	(289,062)	(815,260)	(2,283,307)
Restricted cash
Net debt reconciliation
Net debt at the beginning of the year	1,060,427	2,280,499	3,440,289
Cash flows	(788,828)	(1,206,607)	(1,064,813)
Other Changes	72,215	(13,465)	(94,977)
Net debt at the end of the year	343,814	1,060,427	2,280,499
Cash and cash equivalents
Net debt reconciliation
Net debt at the beginning of the year	1,399,370	3,055,194	1,077,875
Cash flows	433,119	(1,627,680)	2,145,418
Other Changes	75,287	(28,144)	(168,099)
Net debt at the end of the year	1,907,776	1,399,370	3,055,194
Financial assets at fair value through profit or loss
Net debt reconciliation
Net debt at the beginning of the year	2,071,653	1,487,871	1,690,967
Cash flows	(1,411,713)	538,138	(252,543)
Other Changes	30,687	45,644	49,447
Net debt at the end of the year	¥ 690,627	¥ 2,071,653	¥ 1,487,871